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[Janus letterhead]



February 26, 2010


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-0505

Re:  JANUS ASPEN SERIES (the "Registrant")
     1933 Act File No. 33-63212
     1940 Act File No. 811-7736

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find the preliminary proxy statement relating to the special meeting of shareholders of the Registrant and its various series (each, a "Fund") to be held in June 2010. The proxy statement will seek shareholder approval for: (i) electing new Trustees and (ii) amended and restated investment advisory agreements to change certain Funds' investment advisory fee rates from a fixed-rate to a rate that adjusts up or down based upon the Fund's performance relative to its benchmark.

No fee is required in connection with this filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934.

If you have any questions regarding this filing, please call me at (303)
336-4045.

Sincerely,

/s/ Robin Nesbitt

Robin Nesbitt, Esq.
Legal Counsel

Enclosure (via EDGAR only)

cc:  Rodney A. DeWalt, Esq.
     Stephanie Grauerholz-Lofton, Esq.
     Patrick Scott, Esq.
     Donna Brungardt